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Stradley, Ronon, Stevens & Young, LLP
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1933 Act Rule 497(j)
1933 Act File No. 333-104218
1940 Act File No. 811-21328

May 7, 2012

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-0505

Re:	SMA Relationship Trust (the “Trust”)
File Nos. 333-104218 and 811-21328

Ladies and Gentlemen:

On behalf of the Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 22/24 filed electronically with the U.S. Securities and Exchange Commission on April 30, 2012.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Jana L. Cresswell, Esquire at (215) 564-8048.

Very truly yours,

/s/ Alexander F. Smith
Alexander F. Smith, Esq.